Calamos Aksia Private Equity and Alternatives Fund
Consolidated Schedule of Investments As of March 31, 2026 (Unaudited)

	Investment	Acquisition
Description of Investment	Strategy	Date *	Shares	Cost	Fair Value
Investments in Private Equity Investments: (92.5%)
Co-investments (23.2%)
Europe (4.9%)
PSC Tiger LP (1)(2)(4)(5)(7)(8)	Buyouts	10/31/2024	N/A	$4,357,915	$5,499,881
Stellex Jade Co-Invest LP (1)(2)(5)(7)	Buyouts	12/23/2025	N/A	6,203,704	5,937,829
Tracer Investors Co-Invest LP (1)(2)(5)(7)(8)	Buyouts	11/25/2025	N/A	5,769,136	5,738,245
Total Europe				16,330,755	17,175,955
North America (18.3%)
CD&R Raven Co-Investor, L.P. (1)(2)(5)(7)(8)	Buyouts	10/23/2024	N/A	1,763,298	2,149,228
Einstein 2026, L.P. (1)(2)(5)(7)	Buyouts	03/04/2026	N/A	7,000,000	6,867,717
Frazier & Deeter Advisory Holdco, LLC (Class A Units) (1)(3)(6)(7)	Growth Equity	05/02/2025	4,825	4,845,764	5,224,485
GM Services Parent, LLC (Common Units) (1)(3)(6)(7)	Buyouts	12/05/2025	4,285,714	6,030,804	7,208,877
GNX HBS Holdings, LLC (Class A Units) (1)(6)(7)	Buyouts	12/30/2025	7,000	7,018,156	6,408,832
H.I.G. Starlite-B Co-Investment, L.P. (1)(2)(5)(7)(8)	Buyouts	03/13/2025	N/A	4,872,590	4,740,683
HP Prestige Co-Invest Blocker Aggregator, LP (1)(5)(6)(7)	Buyouts	07/31/2025	N/A	5,027,812	4,132,570
LH Equity Investors, L.P. (1)(2)(5)(7)	Buyouts	09/02/2025	N/A	5,789,317	8,019,974
OEP IX Brown & Root Co-Investment Partners, L.P. (1)(2)(5)(7)	Buyouts	02/13/2026	N/A	7,055,151	6,874,876
Reroof Partners SPV LLC (Class A Units) (1)(2)(7)	Buyouts	11/22/2024	47,387	4,763,244	6,104,908
Searchlight Capital IV LEAF Co-Invest Partners, L.P. (1)(2)(5)(7)	Buyouts	11/22/2024	N/A	5,023,922	6,918,475
Total North America				59,190,058	64,650,625
Total Co-investments (23.2%)				75,520,813	81,826,580

Primary Investments (8.0%)
Europe (1.1%)
PSC V (B), SCSp (1)(2)(4)(5)(7)(8)	Buyouts	12/12/2024	N/A	3,160,784	3,797,625
Total Europe				3,160,784	3,797,625
North America (6.9%)
Broadwing Capital Fund I LP (2)(5)(7)(8)	Buyouts	11/20/2024	N/A	5,302,836	6,628,659
GenNx360 Capital Partners IV, L.P. (1)(2)(5)(7)(8)	Buyouts	02/20/2026	N/A	3,193,368	4,202,424
Leeds Equity Partners VIII-A, L.P. (2)(5)(7)(8)	Buyouts	01/23/2025	N/A	220,027	145,602
Monogram Capital Partners III PV, L.P. (1)(2)(5)(7)(8)	Buyouts	09/30/2025	N/A	1,840,148	1,972,713
OceanSound Partners Fund II (A), LP (1)(2)(5)(7)(8)	Buyouts	09/27/2024	N/A	3,688,944	4,699,355
Springcoast Partners I-A, L.P. (1)(2)(5)(7)(8)	Other	12/22/2025	N/A	5,204,130	6,916,869
Total North America				19,449,453	24,565,622
Total Primary Investments (8.0%)				22,610,237	28,363,247

See accompanying Notes to Consolidated Schedule of Investments.

Calamos Aksia Private Equity and Alternatives Fund
Consolidated Schedule of Investments As of March 31, 2026 (Unaudited)

	Investment	Acquisition
Description of Investment	Strategy	Date *	Shares	Cost	Fair Value
Secondary Investments (61.3%)
Europe (4.9%)
Corsair Riva Munich Co-Investment, L.P. (1)(2)(4)(5)(7)	Buyouts	12/20/2024	N/A	$5,310,047	$9,381,881
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP (1)(2)(3)(4)(5)(7)(8)	Buyouts	09/20/2024	N/A	5,569,313	7,790,774
Total Europe				10,879,360	17,172,655
North America (31.5%)
Blue Wolf Capital Fund IV, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	12/31/2024	N/A	2,272,434	3,686,695
Brentwood Associates Private Equity VI, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	12/31/2024	N/A	1,853,753	2,491,996
CF24XB SCSp (1)(2)(5)(7)	Buyouts	09/05/2025	N/A	6,031,620	7,558,714
Charlesbank Equity Fund IX, Limited Partnership (1)(2)(3)(5)(7)(8)	Buyouts	01/01/2026	N/A	3,958,772	4,568,682
Charlesbank Fund IX Overage Program (1)(2)(3)(5)(7)(8)	Buyouts	01/01/2026	N/A	2,635,582	2,905,129
CIP IX Co-Investment Vehicle 2, L.P. (1)(2)(5)(7)(8)	Buyouts	03/13/2025	N/A	3,303,833	3,435,759
CutisPharma Upper Intermediate Holdings, Inc. (Series A Preferred Stock) (1)(6)(7)	Buyouts	03/06/2026	465	465,000	465,000
Dunes Point Capital Fund II-A, L.P.(1)(2)(3)(5)(7)(8)	Buyouts	03/31/2026	N/A	1,683,745	2,313,278
Golden Acquisition Fund-C LP (1)(2)(5)(7)(8)	Buyouts	10/24/2025	N/A	5,221,085	7,514,800
Graham Partners GKP Continuation Fund, L.P. (1)(2)(5)(7)(8)	Buyouts	03/26/2025	N/A	3,215,160	2,919,412
GTCR Oak Fund LP (1)(2)(5)(7)(8)	Buyouts	12/08/2025	N/A	5,907,363	6,033,942
Leeds Equity Partners VI, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	12/31/2024	N/A	2,229,285	2,324,227
Leeds Equity Partners VII-A, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	12/31/2024	N/A	3,232,916	3,460,565
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP (1)(2)(3)(5)(7)(8)	Venture Capital	08/28/2025	N/A	3,120,878	4,785,588
QHP Sapphire SPV, L.P (1)(2)(5)(7)(8)	Buyouts	10/21/2025	N/A	5,606,296	6,228,113
Stone Point CV, L.P. (1)(2)(5)(7)(8)	Buyouts	10/13/2025	N/A	2,903,433	2,909,401
TB Project Ledger, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	03/14/2026	N/A	264,353	264,353
The Resolute Fund IV, L.P. (2)(3)(5)(7)(8)	Buyouts	12/31/2024	N/A	4,518,739	2,742,224
The Resolute III Continuation Fund, L.P. (2)(5)(7)(8)	Buyouts	09/20/2024	N/A	5,508,557	5,623,712
The Veritas Capital Fund VII, L.P. (1)(2)(3)(5)(7)(8)	Buyouts	03/31/2026	N/A	13,985,550	20,077,086
Vistria Agua CV (FT), LP (1)(2)(5)(7)(8)	Buyouts	09/30/2025	N/A	3,388,068	4,404,980
WestCap Strategic Operator Fund II Offshore, L.P. (2)(3)(5)(7)(8)	Growth Equity	08/29/2025	N/A	9,889,109	14,085,582
Total North America				91,195,531	110,799,238
Global (24.9%)
Coller International Partners IX - C, SLP (1)(2)(5)(7)(8)	Other	12/15/2025	N/A	3,537,185	4,434,358
Crown Secondaries Special Opportunities II B S.C.S. (1)(2)(5)(7)(8)	Buyouts	09/30/2024	N/A	815,302	1,093,909
Crown Secondaries Special Opportunities II S.C.S. (1)(2)(5)(7)(8)	Buyouts	09/30/2024	N/A	2,202,379	2,774,328
General Atlantic Investment Partners 2017, L.P.(2)(3)(5)(7)(8)	Growth Equity	10/01/2025	N/A	11,229,791	12,828,273
General Atlantic Investment Partners 2019, L.P. (2)(3)(5)(7)(8)	Growth Equity	04/01/2025	N/A	14,155,915	16,195,468

See accompanying Notes to Consolidated Schedule of Investments.

Calamos Aksia Private Equity and Alternatives Fund
Consolidated Schedule of Investments As of March 31, 2026 (Unaudited)

	Investment	Acquisition
Description of Investment	Strategy	Date *	Shares	Cost	Fair Value
General Atlantic Investment Partners 2021, L.P.(2)(3)(5)(7)(8)	Growth Equity	10/01/2025	N/A	$4,507,011	$5,889,239
mcp Opportunity Secondary Program V Feeder S.L.P. (2)(3)(4)(5)(7)(8)	Buyouts	08/31/2025	N/A	15,911,737	17,509,420
Overbay 2025 Fund (US) LP (1)(2)(3)(5)(7)(8)	Other	08/29/2025	N/A	3,518,074	4,300,319
Overbay Capital Partners 2023-B Fund US LP (1)(2)(3)(5)(7)	Buyouts	06/14/2024	N/A	2,112,465	2,708,177
Overbay Capital Partners 2024 Fund Offshore LP (1)(2)(5)(7)(8)	Buyouts	12/31/2024	N/A	4,500,000	5,526,272
Sima Holdings (Offshore) LP Common Equity (Class B) (1)(2)(5)(7)(8)	Buyouts	11/01/2024	N/A	2,495,017	2,517,822
Sima Holdings (Offshore) LP Preferred Equity (Class A) (1)(2)(5)(7)(8)	Buyouts	11/01/2024	N/A	4,796,016	5,747,799
TowerBrook Investors V (OS), L.P. (2)(3)(5)(7)(8)	Buyouts	09/30/2025	N/A	3,526,371	4,219,392
TowerBrook Structured Opportunities Fund II (OS), L.P. (1)(2)(3)(5)(7)(8)	Other	09/30/2025	N/A	1,727,999	2,024,809
Total Global				75,035,262	87,769,585
Total Secondary Investments (61.3%)				177,110,153	215,741,478
Total Investments in Private Equity Investments (92.5%)				275,241,203	325,931,305

	Par Value
Short-Term Investments (4.2%)
U.S. Treasury Bill
3.874% due 07/09/2026 (1)(9)	$10,000,000	9,897,026	9,901,035
3.676% due 10/01/2026 (1)(9)	5,000,000	4,909,669	4,908,952
Total Short-Term Investments (4.2%)		14,806,695	14,809,987
Total Investments (96.7%)		290,047,898	340,741,292

Other Assets in Excess of Liabilities (3.3%)			11,640,038
Net Assets (100.0%)			$352,381,330

(1)	Non-income producing.
(2)	Investment valued using net asset value as practical expedient.
(3)	All of this investment is held by a wholly-owned subsidiary (See Note 1).
(4)	Foreign securities entered into in foreign currencies are converted to U.S. dollars using period end spot rates.
(5)	Private Equity Investments do not issue shares or units.
(6)	Level 3 securities fair valued under procedures established by the Advisor, representing 6.7% of net assets. The total value of these securities is $23,439,764.
(7)	Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. The date on which the Fund acquired a binding interest in the security is reflected under Acquisition Date. Total fair value of restricted investments as of March 31, 2026 was $325,931,305, or 92.5% of net assets.

(8)	Investment has been committed to but has not been fully funded by the Fund.The Fund has unfunded commitments to the indicated investment as of March 31, 2026. Total unfunded commitments amount to $103,525,328 as of March 31, 2026.

(9)	Discount rate at the time of purchase.

*	Acquisition Date represents the commitment date. Acquisitions prior to July 1, 2025 reflect acquisitions by the Predecessor Fund (as defined in Note 1). See Note 1 for additional information.

See accompanying Notes to Consolidated Schedule of Investments.

Calamos Aksia Private Equity and Alternatives Fund
Consolidated Schedule of Investments As of March 31, 2026 (Unaudited)

On March 31, 2026, the Fund had an outstanding options contracts as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Exchange-Traded Purchased Options (0.1%)
Call Options
iShares Russell 2000 ETF	204	$5,018,400	246	09/30/2026	$431,562
Exchange-Traded Written Options (-0.1%)
Call Options
iShares Russell 2000 ETF	(204)	(5,344,800)	262	09/30/2026	(273,768)
Total					$157,794

PERCENT OF TOTAL
SUMMARY OF INVESTMENTS BY SECURITY TYPE	NET ASSETS
Co-investments	23.2%
Primary Investments	8.0%
Secondary Investments	61.3%
Short-Term Investments	4.2%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (Unaudited)

Note 1 — Organization

Calamos Aksia Private Equity and Alternatives Fund (the “Fund”) was organized as a Delaware statutory trust on November 22, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund, and commenced operations on July 1, 2025. The Fund changed its fiscal year end to June 30, effective December 1, 2025. The Fund’s investment advisor is Calamos Advisors LLC (the “Advisor” or “Calamos”) and the Fund’s sub-advisor is Aksia LLC (the “Sub-Advisor” or “Aksia” and together, the “Advisors”). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Simultaneous with the commencement of the Fund’s operations (“commencement of operations”), Calamos Aksia Private Equity LP (the “Predecessor Fund”), reorganized with and transferred substantially all of its assets into the

Fund. The Fund maintains an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. The Fund and the Predecessor Fund share the same investment advisor, sub-advisor and portfolio managers. The Fund maintains materially the same accounting policies as the Predecessor Fund, and utilizes the same valuation policies and methodologies, except because the Fund generally calculates its net asset value on each business day and the Predecessor Fund calculated its net asset value less frequently, the time at which an investment’s valuation is recorded may differ.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Private Equity Investments and Alternative Investments (each as defined below). The Fund intends to utilize a multi-layered strategy and expects to hold Liquid Investments (defined below) for the purposes of liquidity management and to meet liquidity needs for semi-annual repurchases.

“Private Equity Investments” include: (i) Private Equity Funds managed by Underlying Managers employing a variety of strategies such as Primary Investments; (ii) Secondary Investments; and (iii) Co-Investments. Private Equity Funds are commingled asset pools that typically offer their securities privately, without registering such securities under the Securities Act.

“Alternative Investments” are financial assets that do not fall into conventional investment categories like stocks, bonds and cash and include: (i) defined outcome exposures created with derivatives positions including securities associated with those derivatives positions, such as long and short options to create defined outcome exposures, and (ii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in privately held companies.

“Liquid Investments” include Alternative Investments that can be readily sold for cash without significantly changing the market value of the investment, equity securities including exchange traded funds and other registered investment companies, and short-term corporate, government and municipal obligations and other short-term instruments including money market funds and other liquid investment vehicles.

Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

5

Notes to Consolidated Schedule of Investments (Unaudited)

Each Subsidiary was formed as a Delaware limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of the Subsidiaries. A list of the subsidiaries as of March 31, 2026 were as follows:

			PERCENTAGE OF
	DATE OF	NET ASSETS OF	FUND’S
SUBSIDIARY	FORMATION	SUBSIDIARY	NET ASSETS
Calamos Aksia Private Equity Sub 1 LLC	06/12/2024	22,932,313	6.51%
Calamos Aksia Private Equity Sub 2 Splitter LLC	11/19/2024	126,672,323	35.95%

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Investments

The Fund’s net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved a valuation policy for the Fund (the “Valuation Policy”) and the Advisor’s valuation procedures (the “Valuation Procedures”). The Advisor, as Valuation Designee, has formed a separate valuation committee (the “Valuation Committee”) for determining the fair value of the Fund’s investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund’s investments and acts in accordance with the Valuation Procedures as approved by the Board.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of Shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For primary and secondary investments in private markets funds where the practical expedient is deemed not to represent fair value of the investment, the security value may be calculated using the income approach, market approach, cost approach, option pricing approach, recent transaction approach, liquidation approach, or any other method of valuation deemed reasonable to assess the value of the investment. These investments rely principally on unobservable inputs for the asset or liability being valued. Unobservable inputs will be used to measure fair value to the extent that observable inputs are not available or insufficient and such inputs will be based on the best information available in the circumstances, which under circumstances might include the Sub-Advisor’s own data. Security prices received from the investment’s originator and other creditable sources known to the Advisor/Sub-Advisor will be reviewed.

6

Notes to Consolidated Schedule of Investments (Unaudited)

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund’s valuation policy at such timing intervals as the Advisor may deem appropriate.

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager as a practical expedient. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net NAV as reported by the third-party fund manager. The resulting value may be further adjusted based on the yield of the investment and/or the investment’s correlation with public or private indexes to capture market movement since the reference date.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are may be unaudited). Due to the nature of investments as well as the inherent uncertainty involved in determining the fair value of investments for which market values are not readily available, the fair value of these investments are estimates and may fluctuate from period to period. In addition, such fair values may differ materially from the values that may have been used had ready market values been available and may significantly differ from the values ultimately realized by the Fund. The managers and investment vehicles associated with the investments have neither independently verified nor approved this information, including the fair values noted herein and have made no representation that such values are definitive.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor’s Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor’s Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

The Advisor seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Advisor will not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Fund’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive. If the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer, for example as a result of the Fund’s next annual audit following such purchase or repurchase, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer.

The fair value of options which are listed on major security exchanges are valued at their last reported sales price as of the valuation date or based on the midpoint of the bid/ask spread at the close of business.

Note 3 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

7

Notes to Consolidated Schedule of Investments (Unaudited)

●	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Private Equity Investments are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under net asset value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	As of March 31, 2026
	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Private Equity Investments	$-	$-	$23,439,764	$302,491,541	$325,931,305
Short-Term Investments	-	14,809,987	-	-	14,809,987
Total Investments, at fair value	$-	$14,809,987	$23,439,764	$302,491,541	$340,741,292
Other Financial Instruments
Exchange-Traded Purchased Options	$431,562	$-	$-	$-	$431,562
Total Assets	$431,562	$14,809,987	$23,439,764	$302,491,541	$341,172,854
Liabilities:
Other Financial Instruments
Exchange-Traded Written Options	$273,768	$-	$-	$-	$273,768
Total Liabilities	$273,768	$-	$-	$-	$273,768

8

Notes to Consolidated Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended March 31, 2026:

Private Equity Investments
Balance as of July 1, 2025 (commencement of operations)	$-
Transfers In	-
Transfers Out	-
Purchases	23,387,536
Sales/Paydowns	-
Realized Gains (Losses)	-
Accretion	-
Change in Unrealized Appreciation (Depreciation)	52,228
Balance as of March 31, 2026	$23,439,764

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2026:

INVESTMENTS	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS	RANGE OF INPUTS	WEIGHTED AVERAGE*	IMPACT ON VALUATION FROM AN INCREASE IN INPUT
GM Services Parent, LLC	$7,208,877	Market Approach	Multiple Volatility Risk-Free Rate Estimated Time to Exit (in years)	11.61x 40.00% 3.82% 3.8	17.45x 35.00% 3.82% 3.8	Increase Decrease Decrease Decrease
GNX HBS Holdings, LLC	6,408,832	Market Approach	Multiple Volatility Risk-Free Rate Estimated Time to Exit (in years)	7.20x 35.00% 4.26% 4.8	7.20x 35.00% 3.82% 3.8	Increase Decrease Decrease Decrease
Frazier & Deeter Advisory Holdco, LLC	5,224,485	Market Approach	Multiple Volatility Risk-Free Rate Estimated Time to Exit (in years)	17.45x 35.00% 3.82% 3.8	17.45x 35.00% 3.82% 3.8	Increase Decrease Decrease Decrease
HP Prestige Co-Invest Blocker Aggregator, LP	4,132,570	Market Approach	Multiple Volatility Risk-Free Rate Estimated Time to Exit (in years)	19.69x 55.00% 3.93% 4.3	19.69x 55.00% 3.93% 4.3	Increase Decrease Decrease Decrease
CutisPharma Upper Intermediate Holdings, Inc.	465,000	Market Approach	Recent Transaction Price	$465,000	100%	Increase
	$23,439,764

*The weighted average is calculated based on the fair value at March 31, 2026 for each Investment type and technique.

9

Notes to Consolidated Schedule of Investments (Unaudited)

The following descriptions of investment categories should be read in conjunction with the consolidated schedule of investments.

Co-investment - An investment made in the equity of a private company generally in parallel with a primary fund.

Primary Investment - A newly established fund managed by a third-party manager which raises capital commitments from investors to invest in and acquire private companies.

Secondary Investment - Investments in assets acquired on the secondary market, including the acquisition of existing primary fund interests, the acquisition of interest in one or more companies from an existing primary fund, and newly established private equity funds managed by third-party managers which raise capital commitments from investors to invest in and acquire assets on the secondary market.

Note 4 — Private Equity Investments

The following table represents unfunded commitments and redemption restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2026:

SECURITY DESCRIPTION (1)	UNFUNDED COMMITMENTS	REDEMPTIONS FREQUENCY*	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE
Blue Wolf Capital Fund IV, L.P.	$535,253	Not permitted	N/A	$2,272,434	$3,686,695
Brentwood Associates Private Equity VI, L.P.	515,434	Not permitted	N/A	1,853,753	2,491,996
Broadwing Capital Fund I LP	4,698,763	Not permitted	N/A	5,302,836	6,628,659
CD&R Raven Co-Investor, L.P.	249,842	Not permitted	N/A	1,763,298	2,149,228
CF24XB SCSp	-	Not permitted	N/A	6,031,620	7,558,714
Charlesbank Equity Fund IX, Limited Partnership	1,303,405	Not permitted	N/A	3,958,772	4,568,682
Charlesbank Fund IX Overage Program	1,791,811	Not permitted	N/A	2,635,582	2,905,129
CIP IX Co-Investment Vehicle 2, L.P.	1,762,594	Not permitted	N/A	3,303,833	3,435,759
Citation Fund I-A LP	10,000,000	Not permitted	N/A	-	-
Coller International Partners IX – C, SLP	6,462,815	Not permitted	N/A	3,537,185	4,434,358
Corsair Riva Munich Co-Investment, L.P.	-	Not permitted	N/A	5,310,047	9,381,881
Crown Secondaries Special Opportunities II B S.C.S.	168,329	Not permitted	N/A	815,302	1,093,909
Crown Secondaries Special Opportunities II S.C.S.	386,349	Not permitted	N/A	2,202,379	2,774,328
D1 Private Fund Offshore LP	10,000,000	Not permitted	N/A	-	-
Dunes Point Capital Fund II-A, L.P.	385,448	Not permitted	N/A	1,683,745	2,313,278
Einstein 2026, L.P.	-	Not permitted	N/A	7,000,000	6,867,717
General Atlantic Investment Partners 2017, L.P.	521,986	Not permitted	N/A	11,229,791	12,828,273
General Atlantic Investment Partners 2019, L.P.	1,152,619	Not permitted	N/A	14,155,915	16,195,468
General Atlantic Investment Partners 2021, L.P.	1,109,795	Not permitted	N/A	4,507,011	5,889,239
GenNx360 Capital Partners IV, L.P.	6,806,632	Not permitted	N/A	3,193,368	4,202,424
Golden Acquisition Fund-C LP	808,977	Not permitted	N/A	5,221,085	7,514,800
Graham Partners GKP Continuation Fund, L.P.	550,004	Not permitted	N/A	3,215,160	2,919,412
GTCR Oak Fund LP	606,797	Not permitted	N/A	5,907,363	6,033,942
H.I.G. Starlite-B Co-Investment, L.P.	158,146	Not permitted	N/A	4,872,590	4,740,683
Lapis Investors LP	6,000,000	Not permitted	N/A	-	-
Leeds Equity Partners VI, L.P.	173,547	Not permitted	N/A	2,229,285	2,324,227

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Notes to Consolidated Schedule of Investments (Unaudited)

SECURITY DESCRIPTION (1)	UNFUNDED COMMITMENTS	REDEMPTIONS FREQUENCY*	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE
Leeds Equity Partners VII-A, L.P.	182,034	Not permitted	N/A	3,232,916	3,460,565
Leeds Equity Partners VIII-A, L.P.	1,504,890	Not permitted	N/A	220,027	145,602
LH Equity Investors, L.P.	-	Not permitted	N/A	5,789,317	8,019,974
mcp Opportunity Secondary Program V Feeder S.L.P.	4,098,160	Not permitted	N/A	15,911,737	17,509,420
Monogram Capital Partners III PV, L.P.	3,170,800	Not permitted	N/A	1,840,148	1,972,713
New Mountain WCO Continuation Feeder, L.P.	7,000,000	Not permitted	N/A	-	-
OceanSound Partners Fund II (A), LP	1,314,826	Not permitted	N/A	3,688,944	4,699,355
OEP IX Brown & Root Co-Investment Partners, L.P.	-	Not permitted	N/A	7,055,151	6,874,876
Overbay 2025 Fund (US) LP	1,500,000	Not permitted	N/A	3,518,074	4,300,319
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP	1,054,624	Not permitted	N/A	5,569,313	7,790,774
Overbay Capital Partners 2023-B Fund US LP	-	Not permitted	N/A	2,112,465	2,708,177
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP	1,350,000	Not permitted	N/A	3,120,878	4,785,588
Overbay Capital Partners 2024 Fund Offshore LP	500,000	Not permitted	N/A	4,500,000	5,526,272
PSC Tiger LP	653,723	Not permitted	N/A	4,357,915	5,499,881
PSC V (B), SCSp	4,292,968	Not permitted	N/A	3,160,784	3,797,625
QHP Sapphire SPV, L.P.	421,312	Not permitted	N/A	5,606,296	6,228,113
Reroof Partners SPV LLC	-	Not permitted	N/A	4,763,244	6,104,908
Searchlight Capital IV LEAF Co-Invest Partners, L.P.	-	Not permitted	N/A	5,023,922	6,918,475
Sima Holdings (Offshore) LP Common Equity (Class B)	6,135	Not permitted	N/A	2,495,017	2,517,822
Sima Holdings (Offshore) LP Preferred Equity (Class A)	1,335,804	Not permitted	N/A	4,796,016	5,747,799
Springcoast Partners I-A, L.P.	4,795,870	Not permitted	N/A	5,204,130	6,916,869
Stellex Jade Co-Invest LP	-	Not permitted	N/A	6,203,704	5,937,829
Stone Point CV, L.P.	3,920,367	Not permitted	N/A	2,903,433	2,909,401
TB Project Ledger, L.P.	4,073,752	Not permitted	N/A	264,353	264,353
The Resolute Fund IV, L.P.	125,535	Not permitted	N/A	4,518,739	2,742,224
The Resolute III Continuation Fund, L.P.	442,016	Not permitted	N/A	5,508,557	5,623,712
The Veritas Capital Fund VII, L.P.	393,606	Not permitted	N/A	13,985,550	20,077,086
TowerBrook Investors V (OS), L.P.	261,529	Not permitted	N/A	3,526,371	4,219,392
TowerBrook Structured Opportunities Fund II (OS), L.P.	441,143	Not permitted	N/A	1,727,999	2,024,809
Tracer Investors Co-Invest LP	240,000	Not permitted	N/A	5,769,136	5,738,245
Vistria Agua CV (FT), LP	4,133,692	Not permitted	N/A	3,388,068	4,404,980
WestCap Strategic Operator Fund II Offshore, L.P.	163,996	Not permitted	N/A	9,889,109	14,085,582
Total	$103,525,328			$275,241,203	$325,931,305

*Investments cannot be redeemed. The Fund will receive distributions from the investments as the underlying assets are liquidated. The timing of these distributions is not known as of the financial reporting date.

(1) Investment categories are presented on Consolidated Schedule of Investments.

11